Note 29 - Provisions	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of provisions [text block]
29	Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and projects and represent the site and environmental restoration costs, estimated to be paid as a result of mining activities or previous mining activities. For the Blanket Mine site restoration costs are capitalsed in property, plant and equipment with an increase in the provision at the net present value of the estimated future and inflated cost of site rehabilitation. Subsequently the capitalized cost are amortised over the life of the mine and the provision is unwound over the period to estimated restoration. For properties in the exploration and evaluation phase, such as the Bilboes, Maligreen and Motapa projects, site restoration costs are capitalised in exploration and evaluation assets with an increase in the provision at the undiscounted value of the estimated cost of site rehabilitation. Subsequently the costs capitalised are not amortised and the provision is not unwound.

Reconciliation of site restoration provision	2023	2022

Blanket Mine
Balance January 1	2,823	3,159
Unwinding of discount (note 17)	109	132
Change in estimate (Blanket Mine) (note 18)	1,834	(468)
Balance December 31	4,766	2,823

Motapa, Maligreen and Bilboes
Balance January 1	135	135
Change in estimate (Motapa) (note 17)	1,466	–
Change in estimate (Maligreen) (note 17)	152	–
Acquisition - (Bilboes) (note 5)	4,466	–
Balance December 31	6,219	135

Total balance December 31	10,985	2,958

Current	–	–
Non-current	10,985	2,958
	10,985	2,958

The discount rate in calculating the present value of the Blanket Mine provision is 4.14% (2022: 4.14%) and is based on a risk-free rate and cash flows are estimated at an average 2.40% inflation (2022: 2.40%). The gross rehabilitation costs, before discounting, amounted to $5,629 (2022: $3,137) for Blanket Mine as at December 31, 2023.

The undiscounted gross rehabilitation costs for exploration and evaluation assets as at December 31, 2023, amounted to $4,466 (2022: $Nil) for Bilboes Holdings, $1,466 (2022: $Nil) for Motapa and $287 (2022: $135) for Maligreen.

29	Provisions (continued)

(a)	Change in estimate

Amounts recorded for restoration and rehabilitation provision require management to estimate the future costs the Group will incur to complete the reclamation and remediation work required to comply with applicable laws and regulations as well as taking into consideration the timing of the reclamation activities and estimated discount rate.  Future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required to be performed by the Group. Increases in future costs could materially impact the amounts charged to operations for reclamation and remediation. The provision represents management’s best estimate of the present value of the future reclamation and remediation costs.

(i)	Motapa and Maligreen

Management performed a revised rehabilitation liability cost estimate during the fourth quarter of 2023.

The revised provision estimate of Motapa and Maligreen were capitalised as exploration and evaluation assets. The effect of the change in estimation was as follows:

Increase in provision as at December 31, 2023
Motapa	1,466
Maligreen	152
1,618